STOCK-BASED COMPENSATION - Summary of Stock-based Compensation Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total stock-based compensation expense	$ 98	$ 54
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total stock-based compensation expense	37	(58)
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total stock-based compensation expense	68	20
Deferred share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total stock-based compensation expense	15	(10)
Equity derivative effect, net of interest receipt
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total stock-based compensation expense	$ (22)	$ 102